Income Taxes (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 25,659	$ 23,327
Depreciable and amortizable assets	1,866	1,761
Share-based compensation	4,548	3,586
Accrued liabilities	42	57
Allowance for bad debts	135	120
Change in fair value of derivative liabilities	(802)	(2,884)
Intangible assets purchased	(2,185)
Other	365	381
Less: valuation allowance	(29,650)	(26,348)
Net deferred tax asset